Pension Plans And Other Post-Retirement Benefits (Schedule Of Accumulated And Projected Benefit Obligations) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Projected Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 306,539	$ 311,609
Fair value of plan assets	238,605	244,897
Accumulated Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	291,132	293,364
Fair value of plan assets	$ 238,605	$ 244,897